S-K 1603(a)(7) Sponsor Controlling Persons	Sep. 30, 2025
Justin Connor
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Justin Connor
Anthony Eisenberg
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Anthony Eisenberg
Jacob Gregori
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Jacob Gregori